Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Preferred Government Money Market Fund

Incorporated herein by reference are definitive versions of the Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 3, 2017 (SEC Accession No. 0001038520-17-000009).